BANK LOANS	6 Months Ended
Mar. 31, 2024
BANK LOANS.
BANK LOANS

NOTE 9 – BANK LOANS

In June 2023, Chengdu QLS entered into loan agreement with Chengdu Agriculture and Commercial Bank for RMB 3,500,000 (approximately $ 0.5 million). The loans bear fixed interest rates of 3.9% per annum and matured and paid off in October 2023. The credit was secured by Chengdu QLS’s land use right of approximately $637,000.